Shares Issued for Equity Financing and Stock Compensation (Details) - USD ($)								1 Months Ended					3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 14, 2021	Aug. 24, 2020	May 02, 2020	Mar. 09, 2020	Nov. 22, 2019	Oct. 10, 2019	Oct. 10, 2019	Feb. 13, 2021	Sep. 28, 2020	Mar. 16, 2020	Apr. 15, 2019	Feb. 13, 2019	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares Issued for Equity Financing and Stock Compensation (Details) [Line Items]
Agreement, description								the Company entered into certain securities purchase agreements with several non-U.S. investors (the “Purchasers”), pursuant to which the Company agreed to sell to the Purchasers, an aggregate of up to 3,320,000 shares of common stock of the Company, at $11.522 per share, which is the five-day average closing price immediately prior to signing the Purchase Agreements. One of the purchaser is the Company’s CEO (also is the Company’s Chairman), he purchased 1,000,000 common shares of the Company. On March 11, 2021, the Company received approximately $38.25 million proceeds from the issuance of 3,320,000 shares under the securities purchase agreements, there anywhere no fees paid in connection with this financing. In April 2021, the Company’s CEO amended the number of shares that he would purchase from 1,000,000 shares to 940,000 shares; accordingly, total number of shares sold in this offering became 3,260,000 shares. The Company returned $691,320 extra proceeds that were received earlier to the Company’s CEO in April 2021. The stock certificates for these shares were issued in April 2021
Aggregate shares	54,348										2,359,272
Par value (in Dollars per share)														$ 0.001	$ 0.001	$ 0.001
Gross proceeds (in Dollars)											$ 1,887,417
Sale of stock, description			Under the agreement, upon the closing of the financing, the Company will pay Univest Securities, LLC (the “Underwriter” or “Univest”) a discount equal to eight percent (8%) of the gross proceeds raised in the offering, a non-accountable expense allowance equal to one percent (1%) of the gross proceeds of the offering, as well as underwriter warrants to purchase that number of shares of common stock and accompanying Warrants equal to five percent (5%) of the shares of common stock and Warrants sold in the offering, including upon exercise by the Underwriter of its over-allotment option (“Underwriter Warrants”).			the Company entered an investment banking engagement agreement with an investment banker firm to engage them as the exclusive lead underwriter for a registered securities offering of up to $20 million. The Company shall pay to the investment banker an equity retainer fee of 15,000 shares (post-reverse stock split) of the restricted Common Stock of the Company (10,000 shares was issued within 10 business days of signing the agreement, and remaining 5,000 shares will be paid upon completion of the offering). The agreement expired in March 2021.	the Company entered an investment banking engagement agreement with an investment banker firm to engage them as the exclusive lead underwriter for a registered securities offering of up to $20 million. The Company shall pay to the investment banker an equity retainer fee of 15,000 shares (post-reverse stock split) of the restricted Common Stock of the Company (10,000 shares was issued within 10 business days of signing the agreement, and remaining 5,000 shares will be paid upon completion of the offering). The agreement expired in March 2021.				The Shares were sold to the Purchasers at a negotiated purchase price of $0.80 per share, for gross proceeds to the Company of $1,887,417, before deducting $200,000 in placement agent fees and other estimated offering expenses payable by the Company.
Purchase price per warrant (in Dollars per share)											$ 0.80
Warrant to purchase of shares											0.75
Warrants to purchase of common stock share											1,769,454
Issuance of exercise price (in Dollars per share)											$ 0.9365
Placement warrants, description											H.C. Wainwright & Co., LLC acted as the Company’s exclusive placement agent in connection with the offerings under the Purchase Agreement and received cash fee of 7% of the gross proceeds received by the Company from the offerings (or $132,119), up to $75,000 for certain expenses, $10,000 for clearing expenses and warrants to purchase the Company’s Common Stock in an amount equal to 7% of our Shares sold to the Purchasers in the offerings, or 165,149 shares of Common Stock, on substantially the same terms as the Warrants, except that the Placement Agent Warrants have an initial exercise price of $1.00 per share, are exercisable commencing on the later of (i) six months of the issuance date or (ii) the date on which the Company increases the number of its authorized shares, and expire on April 15, 2024.
Gross proceeds of the offerings (in Dollars)														$ 16,312
Volatility											100.00%
Risk-free interest rate											2.41%
Dividend yield											0.00%
Fair value of warrants (in Dollars)											$ 75,901
Warrants exercised															375,454
Warrants split in common share															205,421
Fair value of shares (in Dollars)	$ 5,250,000												$ 38,253,041		$ 497,187
Shares Issued for Equity Financing,Description									On August 24, 2020 and September 28, 2020, the Company entered into Securities Purchase Agreements with the purchaser and offered and sold to such purchaser 265,250 shares of Common Stock at negotiated purchase prices (132,000 shares at $2.15 per share and 133,250 shares at $2.34 per share) without reference to the market price and received the net proceeds was $497,187 after deducting the placement agent commission and certain expenses.
Shares issued for equity financing		265,250
Purchase price of shares		132,000							133,250
Purchase price per share (in Dollars per share)		$ 2.15							$ 2.34
Net proceeds (in Dollars)															$ 497,187
Public offering shares		265,250
H.C. Wainwright & Co., LLC [Member]
Shares Issued for Equity Financing and Stock Compensation (Details) [Line Items]
Gross proceeds of the offerings (in Dollars)											$ 132,119
Board of Director [Member]
Shares Issued for Equity Financing and Stock Compensation (Details) [Line Items]
Aggregate shares										3,333
Fair value of shares (in Dollars)				$ 10,999
Private Placement [Member]
Shares Issued for Equity Financing and Stock Compensation (Details) [Line Items]
Aggregate shares												1,600,000
Par value (in Dollars per share)												$ 0.001
Sale price per share (in Dollars per share)												$ 10.13
Gross proceeds (in Dollars)												$ 1,620,800
Estimated life											5 years
Investor Warrants [Member]
Shares Issued for Equity Financing and Stock Compensation (Details) [Line Items]
Estimated life											5 years 6 months
Fair value of warrants (in Dollars)											$ 855,246
First Exchange Agreement [Member]
Shares Issued for Equity Financing and Stock Compensation (Details) [Line Items]
Exchange ratio, description					Pursuant to the First Exchange Agreement, the Company and the October Investors agreed to exchange the outstanding warrant issued by the Company to the October Investors pursuant to the October Securities Purchase Agreement into shares of common stock of the Company, with an exchange ratio of 1 share of October Warrant Stock for 0.5 shares of common stock, according to the terms and conditions of the First Exchange Agreement.
Second Exchange Agreement [Member]
Shares Issued for Equity Financing and Stock Compensation (Details) [Line Items]
Exchange ratio, description					Pursuant to the Second Exchange Agreement, the Company and the April Investors agreed to exchange the outstanding warrant issued by the Company to the April Investors pursuant to the April Securities Purchase Agreement into shares of common stock of the Company, with an exchange ratio of 1 share of April Warrant Stock for 0.6 shares of common stock, according to the terms and conditions of the Second Exchange Agreement.